IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Market Risk [line items]
Total VaR (one-day measure)	$ 8.5	$ 10.1	$ 9.0
Stressed total VaR (one-day measure)	23.5	32.5	31.2
IRC (one-year measure)	121.9	125.0	239.1
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.8	6.4	8.5
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.9	9.1
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3	5.2	5.2
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.5	1.0
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.3	3.8
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	2.5	2.9
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(7.2)	(8.7)	(21.5)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	12.1
Stressed total VaR (one-day measure)	37.7
IRC (one-year measure)	171.2
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.6
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	7.8
Stressed total VaR (one-day measure)	16.2
IRC (one-year measure)	114.6
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.2	8.1	7.4	$ 9.1	$ 7.3
Stressed total VaR (one-day measure)	27.1	26.6	29.0	29.0	27.4
IRC (one-year measure)	139.5	133.3	233.0	138.6	201.8
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.8	6.9	10.8	7.8	8.3
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	2.3	8.7	4.2	8.5
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.6	4.3	3.7	4.9	3.6
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.8	0.9	1.9	1.2
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	2.7	2.8	2.6	3.0
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	2.2	2.9	2.3	3.2
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.0)	$ (12.1)	$ (22.4)	$ (14.6)	$ (20.5)